Share based compensation reserve - Reserve Summary (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	€ 9.4
Share based payment charge	11.1	€ 9.5
Shares issued upon vesting of 2017 Award	(1.3)
Reserve of share-based payments	18.8
Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	9.4
Reserve of share-based payments	18.8
Non-Executive Director | Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.7
January 1, 2016 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	8.9
January 1, 2017 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	1.0
January 1, 2018 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.3
January 1, 2019 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.2
Non-Executive Directors Award | Key Management Personnel Of Entity Or Parent, Non-Executive Directors Vested Shares | Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	(0.8)
Management Award 2016 | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability | Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	€ 0.4